Note 5 - Leases: Schedule of Lease expense and other information (Tables)	3 Months Ended
Mar. 31, 2022
Tables/Schedules
Schedule of Lease expense and other information

Three Months Ended March 31, 2022
Operating lease expense	$ 1,908,863
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,882,720
Weighted-average remaining lease term – operating leases (in years)	6.94
Weighted-average discount rate – operating leases	4.4%

Lease payment schedule as of March 31, 2022:	Amount
Remainder of 2022	$ 5,522,567
2023	6,603,868
2024	5,799,836
2025	5,447,253
2026	4,898,186
2027 and beyond	12,566,743
Total	40,838,453
Less: Discount	(5,566,770)
Present Value of Lease Liability	$ 35,271,683